Summary of Significant Accounting Policies (Details Narrative) (Superior Living SDN. BHD)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 MYR (RM)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MYR (RM)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)
Accumulated other comprehensive (loss) income	$ 17,555			$ 9,785	$ (1,294)	$ 9,785		$ (79)	$ (1,294)
Allowance for the doubtful accounts
Total revenues			$ 464,297	429,362	685,288			$ 1,546,057		$ 487,005
Superior Living SDN. BHD. [Member]
Accumulated other comprehensive (loss) income	$ (25,534)			$ 75,637	$ 81,108	$ 75,637			$ 81,108
Foreign currency translation	1.00			1.00	1.00	1.00			1.00
Foreign currency translation, description	The balance sheet amounts, with the exception of shareholders' equity at March 31, 2020 and December 31, 2019 were translated at 4.33 RM and 4.09 RM to $1.00, respectively. The shareholders' equity accounts were stated at their historical rate. The average translation rates applied to statement of operations and comprehensive income (loss) accounts for the three months ended March 31, 2020 and 2019 were 4.21 RM and 4.08 RM to $1.00, respectively.	The balance sheet amounts, with the exception of shareholders' equity at March 31, 2020 and December 31, 2019 were translated at 4.33 RM and 4.09 RM to $1.00, respectively. The shareholders' equity accounts were stated at their historical rate. The average translation rates applied to statement of operations and comprehensive income (loss) accounts for the three months ended March 31, 2020 and 2019 were 4.21 RM and 4.08 RM to $1.00, respectively.				The balance sheet amounts, with the exception of shareholders' equity at December 31, 2019 and 2018 were translated at 4.09 RM and 4.13 RM to $1.00, respectively. The shareholders' equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2019 and 2018 were 4.14 RM and 4.03 RM to $1.00, respectively.	The balance sheet amounts, with the exception of shareholders' equity at December 31, 2019 and 2018 were translated at 4.09 RM and 4.13 RM to $1.00, respectively. The shareholders' equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2019 and 2018 were 4.14 RM and 4.03 RM to $1.00, respectively.
Allowance for the doubtful accounts
Impairment of long-lived assets
Forfeited coupon income	25,836		0			46,304			0
Total revenues	1,241,252		1,214,600			4,139,359			14,393,762
Shipping and handling charges	931		6,276			13,801			8,304
Advertising costs	23,740		49,232			267,543			26,110
Commission expenses	411,266		601,205			1,611,172			7,045,419
Defined contribution plan expense	26,033		35,894			129,669			92,022
Penalties and interest incurred
Superior Living SDN. BHD. [Member] | Social Security Organization [Member]
Salary percentage	1.75%	1.75%				1.75%	1.75%
Superior Living SDN. BHD. [Member] | Employees Provident Fund [Member]
Salary percentage	12.00%	12.00%
Superior Living SDN. BHD. [Member] | Employment Insurance System [Member]
Salary percentage	0.20%	0.20%				0.20%	0.20%
Superior Living SDN. BHD. [Member] | Human Resource Development Fund [Member]
Salary percentage	1.00%	1.00%				1.00%	1.00%
Superior Living SDN. BHD. [Member] | Health and Wellness Products [Member]
Total revenues	$ 1,420,392					$ 1,484,614
Superior Living SDN. BHD. [Member] | Other Comprehensive Income (Loss) [Member]
Foreign currency translation	1.00		1.00	1.00	1.00	1.00			1.00
Superior Living SDN. BHD. [Member] | RM [Member]
Foreign currency translation	4.33			4.09	4.13	4.09			4.13
Superior Living SDN. BHD. [Member] | RM [Member] | Social Security Organization [Member]
Monthly salary | RM		RM 4,000					RM 4,000
Superior Living SDN. BHD. [Member] | RM [Member] | Employment Insurance System [Member]
Monthly salary | RM		RM 4,000					RM 5,000
Superior Living SDN. BHD. [Member] | RM [Member] | Other Comprehensive Income (Loss) [Member]
Foreign currency translation	4.21		4.08	4.14	4.03	4.14			4.03